Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Loans Past Due but Not Impaired (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross loans	$ 715,434	$ 725,812
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	1,918	2,494
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	296	285
Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	536	790
Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	251	367
Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	835	1,052
Financial assets past due but not impaired [member] | 31-60 days [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	1,391	1,752
Financial assets past due but not impaired [member] | 31-60 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	215	221
Financial assets past due but not impaired [member] | 31-60 days [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	383	590
Financial assets past due but not impaired [member] | 31-60 days [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	145	218
Financial assets past due but not impaired [member] | 31-60 days [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	648	723
Financial assets past due but not impaired [member] | 61 - 89 days [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	527	742
Financial assets past due but not impaired [member] | 61 - 89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	81	64
Financial assets past due but not impaired [member] | 61 - 89 days [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	153	200
Financial assets past due but not impaired [member] | 61 - 89 days [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	106	149
Financial assets past due but not impaired [member] | 61 - 89 days [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans	$ 187	$ 329